Share-based payments - Summary of outstanding shares granted and valuation inputs (Detail) - Restricted share units [member] - shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
RSU outstanding, beginning balance	781,881	0
Granted	0	781,881
Forfeited	(35,689)	0
Vested	(57,413)	0
RSU outstanding, ending balance	688,779	781,881